Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended
	Feb. 04, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 22, 2025	Jan. 21, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	May 31, 2025	May 31, 2025	May 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Thornburg Core Plus Bond ETF
Account Value [Line Items]
Accumulated Value	$ 10,000.0					$ 10,198.3			$ 10,194.86				$ 10,208.55		$ 10,135.1			$ 10,305.07					$ 10,272.87		$ 10,379.24
Thornburg Multi Sector Bond ETF
Account Value [Line Items]
Accumulated Value	10,000.0					10,145.98			10,157.56				10,207.67		10,204.39			10,335.63					10,330.64		10,451.51
Thornburg International Equity ETF
Account Value [Line Items]
Accumulated Value		$ 10,160.0			$ 10,000.0			$ 10,304.0		$ 10,484.0		$ 10,860.0					$ 11,508.0		$ 11,736.0		$ 11,688.0					$ 11,988.0
Thornburg International Growth ETF
Account Value [Line Items]
Accumulated Value			$ 10,108.0	$ 10,000.0			$ 9,968.0				$ 9,236.0			$ 9,776.0		$ 10,164.0				$ 10,320.0		$ 10,104.0		$ 10,248.0
Bloomberg U.S. Aggregate Total Return Value Index USD
Account Value [Line Items]
Accumulated Value	10,000.0					10,194.34			10,198.17				10,238.25		10,164.95			10,321.25					10,294.02		10,417.14
Bloomberg U.S. Universal Total Return Index Value Unhedged
Account Value [Line Items]
Accumulated Value	$ 10,000.0					$ 10,184.18			$ 10,181.76				$ 10,217.72		$ 10,165.89			$ 10,324.27					$ 10,309.54		$ 10,433.38
MSCI EAFE Net Total Return USD Index
Account Value [Line Items]
Accumulated Value		$ 10,244.13			$ 10,000.0			$ 10,442.79		$ 10,400.66		$ 10,877.07					$ 11,374.73		$ 11,625.35		$ 11,462.17					$ 11,950.83
MSCI EAFE Growth Net Total Return USD Index
Account Value [Line Items]
Accumulated Value			$ 10,138.15	$ 10,000.0			$ 10,151.16				$ 9,822.72			$ 10,328.93		$ 10,863.92				$ 11,152.63		$ 10,817.41		$ 11,120.93